Business Combinations - Reconciliation to Statement of Cash Flows and Statement of Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash—PIPE					$ 525,000
Less: VectoIQ loan payoff in conjunction with close					(422)
Net Business Combination and PIPE financing	$ 0	$ (394)	$ 616,736	$ 616,726	616,726	$ 0	$ 0
Less: non-cash net liabilities assumed from VectoIQ					(21,919)	0	0
Less: accrued transaction costs and advisory fees	$ 0	$ (4,263)			(285)	$ 0	$ 0
Net contributions from Business Combination and PIPE financing					594,522
M&M Residual, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock					(70,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock					(25,000)
VectoIQ
Business Acquisition [Line Items]
Cash—VectoIQ's trust and cash (net of redemptions)					238,358
Less: transaction costs and advisory fees paid					(51,210)
Less: non-cash net liabilities assumed from VectoIQ					$ (21,919)